Income taxes (Tables)	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Income (loss) before income taxes and the provision for current and deferred income taxes attributable to such income
Income (loss) before income taxes and the provision for current and deferred income taxes attributable to such income are as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022	2023
Income (loss) before income taxes:	997,965	1,117,503	1,180,313

Income tax expenses
Current	156,592	238,602	302,379
Deferred	(202,523)	(9,505)	(65,688)

Total income tax expense	(45,931)	229,097	236,691

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate
A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

	Fiscal year ended March 31
	2021	2022	2023
Statutory tax rate	31.5%	31.5%	31.5%
Non-deductible expenses	0.2	0.2	0.2
Income tax credits	(1.4)	(1.9)	(3.2)
Change in statutory tax rate	(0.1)	(0.2)	(0.1)
Change in unrecognized tax assets (other than the reversal of a previous write-down of the deferred tax assets below)	(5.5)	(3.7)	(1.1)
Reversal of a previous write-down of the deferred tax assets of the consolidated tax filing group in the United States	(6.6)	—	—
Reversal of a previous write-down of the deferred tax assets relating to the national tax of Sony Group Corporation and its national tax filing group in Japan	(21.5)	—	—
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	0.7	1.0	1.6
Lower tax rate applied to life and non-life insurance business in Japan	(0.5)	(0.4)	(0.6)
Foreign income tax differential	(4.4)	(5.5)	(6.4)
Recording or reversal of liabilities for uncertain tax positions	(0.4)	0.8	(0.3)
Controlled Foreign Company taxation in Japan	3.0	(1.8)	(2.1)
Other	0.4	0.5	0.6

Effective income tax rate	-4.6%	20.5%	20.1%

Schedules of deferred tax assets and liabilities by major cause of their occurrence
The schedules of deferred tax assets and liabilities by major cause of their occurrence are as follows:

	Yen in millions
	Fiscal year ended March 31, 2022
	Beginning balance	Recognized in profit or loss	Recognized in other comprehensive income	Changes accompanying business combination	Recognized directly in equity	Other*	Ending balance
Deferred tax assets:
Operating loss carryforwards for tax purposes	86,170	(16,573)	—	—	—	1,490	71,087
Defined benefit liabilities	62,426	20,721	(9,493)	—	1,640	(2,729)	72,565
Amortization including content assets	44,251	(20,323)	—	—	—	2,831	26,759
Lease liabilities	90,818	5,091	—	1,244	—	(1,053)	96,100
Warranty reserves and accrued expenses	129,649	8,389	—	134	—	3,172	141,344
Inventories	29,714	(547)	—	—	—	379	29,546
Depreciation	40,231	2,539	—	161	—	258	43,189
Tax credit carryforwards	48,315	(12,007)	—	—	—	2,576	38,884
Loss allowances	7,165	98	—	2	—	483	7,748
Impairment of investments	6,800	3,418	—	—	—	(402)	9,816
Deferred revenue	24,502	3,779	—	—	—	2,904	31,185
Other	152,242	(32,131)	(538)	13,304	(125)	7,842	140,594

Total deferred tax assets	722,283	(37,546)	(10,031)	14,845	1,515	17,751	708,817

Deferred tax liabilities:
Insurance acquisition costs	(176,745)	(13,182)	(1,261)	—	—	(286)	(191,474)
Insurance contract liabilities	(151,061)	(10,796)	(5,480)	—	—	—	(167,337)
Non-current other receivables in the Pictures segment	(7,894)	8,009	—	—	—	(115)	—
Right-of-use assets	(84,728)	25,955	—	(1,245)	—	452	(59,566)
Equity securities measured at FVOCI	(51,011)	1,841	33,085	—	—	116	(15,969)
Equity securities measured at FVPL	(87,718)	36,915	—	—	—	(2,336)	(53,139)
Debt securities measured at FVOCI	(505,914)	9,822	168,937	—	—	(204)	(327,359)
Intangible assets acquired through stock exchange offerings	(23,949)	—	—	—	—	—	(23,949)
Intangible assets derived from EMI Music Publishing acquisition	(93,481)	(1,209)	—	—	—	(6,904)	(101,594)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(39,166)	(15,031)	—	—	—	(1,834)	(56,031)
Investment in M3	(41,347)	(1,345)	—	—	—	—	(42,692)
Other	(60,187)	6,072	(292)	(15,230)	765	1,262	(67,610)

Total deferred tax liabilities	(1,323,201)	47,051	194,989	(16,475)	765	(9,849)	(1,106,720)

*	Other mainly consists of exchange differences on translating foreign operations.

	Yen in millions
	Fiscal year ended March 31, 2023
	Beginning balance	Recognized in profit or loss	Recognized in other comprehensive income	Changes accompanying business combination	Recognized directly in equity	Other*	Ending balance
Deferred tax assets:
Operating loss carryforwards for tax purposes	71,087	(5,756)	—	10,157	—	5,600	81,088
Defined benefit liabilities	72,565	5,826	(8,245)	(28)	(1,881)	(1,102)	67,135
Amortization including content assets	26,759	(1,675)	—	(25,695)	—	2,828	2,217
Lease liabilities	96,100	12,628	—	221	—	4,378	113,327
Warranty reserves and accrued expenses	141,344	4,240	—	1,599	—	2,644	149,827
Inventories	29,546	15,479	—	—	—	(302)	44,723
Depreciation	43,189	(3,566)	—	—	—	429	40,052
Debt securities measured at FVOCI	—	—	28,658	—	—	—	28,658
Tax credit carryforwards	38,884	(12,297)	—	5,792	—	3,845	36,224
Loss allowances	7,748	(1,857)	—	—	—	259	6,150
Impairment of investments	9,816	(3,709)	—	—	—	(55)	6,052
Deferred revenue	31,185	22,076	—	(2,299)	—	2,478	53,440
Other	140,594	45,871	(2,408)	21,427	(985)	6,099	210,598

Total deferred tax assets	708,817	77,260	18,005	11,174	(2,866)	27,101	839,491

Deferred tax liabilities:
Insurance acquisition costs	(191,474)	(8,914)	(5,769)	—	—	(487)	(206,644)
Insurance contract liabilities	(167,337)	(12,317)	(1,398)	—	—	7,220	(173,832)
Non-current other receivables in the Pictures segment	—	—	—	—	—	—	—
Right-of-use assets	(59,566)	(24,365)	—	(208)	—	(6,328)	(90,467)
Equity securities measured at FVOCI	(15,969)	923	8,846	—	—	1,823	(4,377)
Equity securities measured at FVPL	(53,139)	31,952	—	—	—	(3,380)	(24,567)
Debt securities measured at FVOCI	(327,359)	5,024	322,581	—	—	(246)	—
Intangible assets acquired through stock exchange offerings	(23,949)	—	—	—	—	—	(23,949)
Intangible assets derived from EMI Music Publishing acquisition	(101,594)	2,277	—	—	—	(6,639)	(105,956)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(56,031)	(15,318)	—	—	—	1,759	(69,590)
Investment in M3	(42,692)	(4,646)	—	—	—	—	(47,338)
Other	(67,610)	13,812	(52)	(3,120)	(159)	(7,127)	(64,256)

Total deferred tax liabilities	(1,106,720)	(11,572)	324,208	(3,328)	(159)	(13,405)	(810,976)

*	Other mainly consists of exchange differences on tra nslat in g forei g n operations.

Disclosure of detailed information about temporary difference unused tax losses and unused tax credits [Text Block]
As of March 31, 2022 and 2023, the deductible temporary differences, operating loss carryforwards and tax credit carryforwards for which no deferred tax asset is recognized are as follows:

	Yen in millions
	Fiscal year ended March 31
	2022	2023
Deductible temporary differences	154,581	126,406
Operating loss carryforwards	1,437,551	1,384,658
Tax credit carryforwards	19,066	18,853

Disclosure of detailed information about expiration period of operating loss carryforward
As of March 31, 2022 and 2023, the expected expiration period of the operating loss carryforwards for which no deferred tax asset is recognized are as follows:

	Yen in millions
	Fiscal year ended March 31
	2022	2023
Within 5 years	599,333	602,799
Over 5 years to 10 years	277,418	250,587
Over 10 years to 15 years	23,974	25,786
Over 15 years	2,930	13,245
No expiration period	533,896	492,241

Total	1,437,551	1,384,658